Capital and Financing Transactions - Additional Information (Detail) shares in Millions, $ in Millions	2 Months Ended	3 Months Ended
	May 28, 2025 shares	Jan. 31, 2026 CAD ($) shares	Jan. 31, 2026 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Reduction of issued capital | $		$ 495
Shares repurchased and cancelled, per share | $ / shares			$ 99.51
Number of shares repurchased and cancelled		4.9
Subordinated Debentures Redemption [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Cancellation of common shares	20.0